SCHEDULE OF PERCENTAGE OF THE GROUP TOTAL REVENUE (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025		Dec. 31, 2025	Dec. 31, 2024
Risks and Uncertainties [Abstract]
KLN Group	41.20%	(0.00%)	[1]	44.50%	(0.00%)	[2]

[1]	represents percentage less than 10%.
[2]	represents percentage less than 10%.